Notes to the Consolidated Statements of Cash Flows - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash changes:
Proceeds from government grants	$ 0	$ 51,977	$ 0	$ 66,039	$ 92,926	$ 1,182,599	$ 1,697,794
Repayment of lease liabilities	$ (1,059,229)	$ (167,429)	(1,892,563)	(326,722)	(884,024)	(387,508)	0
Non-cash changes:
Conversion of convertible debt						492,409
Restricted Share Units [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			0	171,849	171,849	0
Cash changes:
Total changes from financing cash flows					0	0
Non-cash changes:
Foreign Exchange on Translation						(1,030)
Grant of restricted share units					604,943	88,425
Fair value loss on restricted share units					3,096,940	84,454
RSU FMV transfer to share capital on public transaction					(3,922,754)
Foreign exchange gain on lease liabilities					49,022
Ending Balance					0	171,849	0
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			29,364,869	3,613,170	3,613,170	0
Cash changes:
Repayment of lease liabilities					(884,024)	(387,508)
Total changes from financing cash flows					(884,024)	(387,508)
Non-cash changes:
Foreign Exchange on Translation						(140,475)
New leases					26,261,895	4,141,153
Foreign exchange gain on lease liabilities					373,828
Ending Balance					29,364,869	3,613,170	0
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			39,748	2,247,878	2,247,878	87,381
Cash changes:
Proceeds from loans payable					10,091,220	2,153,110
Repayment of loans payable					(12,544,339)	(12,881)
Total changes from financing cash flows					(2,453,119)	2,227,610
Non-cash changes:
Foreign Exchange on Translation						20,268
Foreign exchange gain on lease liabilities					244,989
Ending Balance					39,748	2,247,878	87,381
Restoration Provisions [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			334,233	321,400	321,400	0
Cash changes:
Total changes from financing cash flows					0	0
Non-cash changes:
Accrued interest and accretion					3,194
Foreign exchange gain on lease liabilities					9,639
New restoratiion provisions					0	321,400
Ending Balance					334,233	321,400	0
Convertible Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			71,848,900	0	0	384,207
Cash changes:
Proceeds from convertible debt					70,719,220
Total changes from financing cash flows					70,719,220	384,207
Non-cash changes:
Accrued interest and accretion					1,129,680	9,931
Foreign Exchange on Translation						3,286
Conversion of convertible debt						(397,424)
Ending Balance					71,848,900	0	384,207
Conversion Feature Of Convertible Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			29,028,938	0	0	94,985
Cash changes:
Proceeds from convertible debt					27,681,043
Total changes from financing cash flows					27,681,043	94,985
Non-cash changes:
Conversion of convertible debt						(94,985)
Fair value loss on convertible debt embedded derivative					1,347,895
Ending Balance					29,028,938	0	94,985
Deferred Government Funding [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			$ 0	$ 0	0	1,067,318
Cash changes:
Proceeds from convertible debt					0
Proceeds from government grants						1,182,599
Total changes from financing cash flows					0	2,249,917
Non-cash changes:
Foreign Exchange on Translation						(23,007)
Amortization of government grants					0	(2,226,910)
Ending Balance					$ 0	$ 0	$ 1,067,318